Bank Debt, textual 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Interest Costs Incurred	$ 10,038	$ 6,722	$ 6,738
Interest Costs, Capitalized During Period	966	1,472	315
Debt, Weighted Average Interest Rate	1.85%	1.439%	1.394%
Debt Instrument, Priority	• First priority mortgages over the vessels owned by the respective borrowers; • First priority assignment of all insurances and earnings of the mortgaged vessels; • Second priority mortgage over the Maritsa as security for the Kerasies loan; • Agreement for a second priority mortgage over the Kanaris as security for the Marinouki and Soffive loans • Second priority mortgage over the Pedhoulas Merchant as security for the Petra loan; • Second priority mortgage over the Pedhoulas Trader as security for the Pemer loan; and • Corporate guarantee from Safe Bulkers.
Ebitda Covenant	5.5:1 on a trailing 12 months basis
Ebitda After Deducting Cash Covenant	8.5:1 on a trailing 12 months’ basis
Net Worth Covenant	150,000
Mininum Free Liquidity On Deposit	500
Number Of Vessels Requiring Minimum Free Liquidity	5
Minimum Percentage Of Ownership	51.00%
Debt Instrument, Covenant Description	• its total consolidated liabilities divided by its total consolidated assets must not at any time exceed 80% or 85% as the case may be (“Consolidated Leverage Covenant”). The total consolidated assets are based on the fair market value of its vessels and the book values of all other assets, on an adjusted basis as set out in the relevant guarantee • the ratio of its aggregate debt to EBITDA must not at any time exceed 5.5:1 on a trailing 12 months’ basis or as the case may be the ratio of its aggregate debt after deducting cash to EBITDA must not at any time exceed 8.5:1 as applicable on a trailing 12 months’ basis (“EBITDA Covenant”) • its consolidated net worth (total consolidated assets less total consolidated liabilities) (“Consolidated Net Worth Covenant”) must not at any time be less than $150,000 • payment of dividends is subject to no event of default having occurred • maintenance of minimum free liquidity of $500 is required on deposit with a relevant lender on a per vessel basis for five vessels and • a minimum of 51% of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.
Debt Instrument, Covenant Compliance	As of December 31, 2012, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.
Bank Group 1 [Member]
Debt Instrument [Line Items]
Number Of Loan And Credit Facility Agrrements With Restrictive Liquidity Covenant	1
Mininum cash balance of loan with restrictive liquidity covenant	150
Consolidated Leverage Covenant Minimum	80.00%
Bank Group 2 [Member]
Debt Instrument [Line Items]
Number Of Loan And Credit Facility Agrrements With Restrictive Liquidity Covenant	1
Mininum cash balance of loan with restrictive liquidity covenant	$ 500
Consolidated Leverage Covenant Minimum	85.00%